Basis of preparation and changes to the Company's accounting policies - Functional and reporting currency (Details) - SFr / $	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Functional and reporting currency [Abstract]
Closing rate, USD 1	0.908	0.965	0.908	0.965	0.933
Weighted average exchange rate, USD 1	0.908	0.987	0.921	0.991	0.965